NRM INVESTMENT COMPANY
                            ROSEMONT BUSINESS CAMPUS
                          ROSEMONT, PENNSYLVANIA 19010

                                October 30, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

     Re: Rule 24f-2 Notice for NRM Investment Company
         Registration Statement No. 2-66073
         --------------------------------------------

Gentlemen:

     In connection with the above captioned Registration Statement with respect to which the Corporation has filed a declaration authorized by paragraph (a)(1) of Rule 24f-2 under the Investment Company Act of 1940, we are hereby filing a Rule 24f-2 Notice to inform you of the following:

     (i)   the fiscal year end for which the notice
           is filed:                                                    08/31/98
                                                                        --------
     (ii)  the number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the
           beginning of such fiscal year:                                      0
                                                                        --------
     (iii) the number of securities registered during such fiscal year
           other than pursuant to Rule 24f-2:                                  0
                                                                        --------
     (iv)  the number of securities sold during such fiscal year
           (Note 1):                                                    3,733.11
                                                                        --------

     (v)  the number of securities sold during the fiscal year in
          reliance upon registration pursuant to Rule 24f-2:            3,733.11
                                                                        --------

     The Registrant has an account (No. 0000313038) with the Commission sufficient to cover the filing fees. Registrant authorizes the appropriate fee to be debited pursuant to Rule 24f-2(c).


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October 30, 1998
Page 2

Securities and Exchange Commission

     We also enclose the opinion of counsel required by paragraph (b)(l)(v) of Rule 24f-2.

                                            Very truly yours,

                                            NRM INVESTMENT COMPANY

                                            /s/ Thomas F. Kilcullen
                                            -----------------------
                                                Thomas F. Kilcullen
                                                Treasurer

Note 1
------

Actual Aggregate Sale Price for which
such securities were sold during such
fiscal year .........................................     $15,081.50

Less difference of:

  (A)  Actual aggregate redemption or
       repurchase price of such securities
       redeemed or repurchased
       during such fiscal year.......................            -0-

  (B)  Actual aggregate redemption or
       repurchase price of such redeemed or
       repurchased securities previously applied
       pursuant to Section 24(e)(1)..................            -0-

Actual Aggregate Sale Price pursuant
to Rule 24f-2(c).....................................     $15,081.50